Offerings	Feb. 19, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of American Airlines Group Inc., par value $0.01 per share
Fee Rate	0.01381%
Offering Note	The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) warrants, rights or purchase contracts to purchase common stock, preferred stock, or other securities of the registrant, (e) units consisting of some or all of these securities in any combination, and (f) guarantee of debt securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of shares of common stock and preferred stock as shall be issuable upon conversion, exchange, or exercise of any securities that provide for such issuance. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend, or similar transaction. Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities, or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of American Airlines Group Inc., par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See Footnote (1)
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of American Airlines Group Inc.
Fee Rate	0.01381%
Offering Note	See Footnote (1)
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of American Airlines Group Inc.
Fee Rate	0.01381%
Offering Note	See Footnote (1)
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights of American Airlines Group Inc.
Fee Rate	0.01381%
Offering Note	See Footnote (1)
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts of American Airlines Group Inc.
Fee Rate	0.01381%
Offering Note	See Footnote (1)
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of American Airlines Group Inc.
Fee Rate	0.01381%
Offering Note	See Footnote (1)
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of American Airlines, Inc.
Fee Rate	0.01381%
Offering Note	See Footnote (1)
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Pass Through Certificates of American Airlines, Inc.
Fee Rate	0.01381%
Offering Note	See Footnote (1)
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of American Airlines Group Inc.
Fee Rate	0.01381%
Offering Note	See Footnote (1)
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of American Airlines, Inc.
Fee Rate	0.01381%
Offering Note	See Footnote (1)